SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts, Notes, Loans and Financing Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Accounts Receivable Amortized Cost	$ 4,831	$ 5,693
Allowance for Credit Losses	(414)	(472)	$ (717)
Accounts Receivable, Net	$ 4,417	$ 5,221